STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

12.STOCK-BASED COMPENSATION

The Parent may, subject to the approval of the Board of Managers, issue its Class A, B, C, D or F Holdings units to employees, officers, directors, consultants or other service providers of the Company in exchange for services rendered. Specific terms and conditions of such issuances are to be established by the Board of Managers of the Parent.

In February 2021, the Parent’s Board of Managers approved the amended and restated 2013 Class D Incentive Unit Plan. The plan authorizes 91,177,477 Class D Incentive Units for issuance to the Company’s employees. As of June 30, 2022, only Management Incentive Units for Class D units were unvested at the Holdings level.

There were no incentive awards granted during the six months ended June 30, 2022.

As of June 30, 2022, the total unrecognized stock-based compensation expense related to the incentive units outstanding was $943, which is expected to be recognized over a weighted-average service period of three years.

The per unit fair value of Class D incentive awards granted during the year ended December 31, 2021 ranged between $0.002 and $0.13 and was estimated as of grant date using the following assumptions:

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

The per unit fair value of the Class D incentive awards granted prior to fiscal year 2021 were estimated at the date of grant using “the Black-Scholes” option pricing model, using the following assumptions:

2018 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	2.9%
Expected volatility	26.0%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

The following table summarizes the Incentive Units activity for the periods from December 31, 2021 through June 30, 2022:

			Weighted
		Weighted	average
	Number of Class D	average grant	remaining
	Incentive Units	date fair	contractual	Weighted average
	Outstanding	value of units	life (Years)	exercise price
Unvested – December 31, 2021	10,278,486	0.13	2	0.03
Granted	—	—
Vested	(89,359)	0.002
Forfeited or canceled	(50,000)	—
Unvested – March 31, 2022	10,139,127	0.1	1.75	0.03
Granted	—	—
Vested	(2,490,532)	0.125
Forfeited or canceled	—	—
Unvested – June 30, 2022	7,648,595	0.128	2	0.03

Upon the consummation of the Business Combination on July 18, 2022, all Incentive Units became automatically vested.

16.	STOCK-BASED COMPENSATION

The Parent may, subject to the approval of the Board of Managers, issue its Class A, B, C, D or F Holdings units to employees, officers, directors, consultants or other service providers of the Company in exchange for services rendered. Specific terms and conditions of such issuances are to be established by the Board of Managers of the Parent. As of December 31, 2021, only Management Incentive Units for Class D units were unvested at the Holdings level.

Class D Management Incentive Units

In February 2021, the Parent’s Board of Managers approved the amended and restated 2013 Class D Incentive Unit Plan. The plan authorizes 91,177,477 Class D Incentive Units for issuance to the Company’s employees. During 2021, 42,288,769 units were granted to certain employees, consultants of Metaminds Software Solutions Ltd, consultants of Metaminds Technologies Pvt Ltd, and other external consultants.

Class D incentive awards are estimated using the “Black-Scholes” option pricing model. The “Black- Scholes” model requires the use of assumptions, including expected volatility and expected term, which greatly affect the calculated values and require significant analysis and judgment to develop. The expected term of Class D incentive awards was calculated as the weighted average of the time to vesting. The risk-free rate is based on the rates in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to each award’s expected term. The expected volatility is based on the volatility of publicly traded industry peer companies. A dividend yield of zero is applied since Parent has not historically paid dividends and has no intention to pay dividends in the near future.

The per unit fair value of Class D Incentive awards granted during the year ended December 31, 2021 ranged between $0.002 and $0.13 and was estimated as of grant date using the following assumptions:

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

There were no incentive awards granted during the years ended December 31, 2020 and December 31, 2019, respectively. The per unit fair value of the Class D incentive awards granted prior to fiscal year 2019 were estimated at the date of grant using “the Black-Scholes” option pricing model, using the following assumptions:

2018, 2017
and 2016 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	2.9%
Expected volatility	26.0%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

The following table summarizes the Incentive Units activity for the years ended December 31, 2021 and December 31, 2020:

			Weighted average	Weighted
	Number of Class D	Weighted average	remaining	average
	Incentive Units	grant date fair	contractual life	exercise
	Outstanding	value of units	(Years)	price
Unvested – December 31, 2019	6,136,479	$0.003	0.84	$0.01
Granted	—	—	—	—
Vested	(5,741,810)	0.003	—	0.01
Forfeited or canceled	—	—	—	0.01
Unvested – December 31, 2020	394,669	0.003	0.67	0.01
Granted	42,288,769	0.12	—	0.07
Vested	(29,036,941)	0.13	—	0.01
Forfeited or canceled	(3,368,011)	0.002	—	0.71
Unvested – December 31, 2021	10,278,486	$0.13	2	$0.03

The Incentive Units granted during fiscal year 2021 have service-based vesting requirements with an accelerated vesting clause in which all unvested incentive units shall become vested upon the sale of the Company. The stock-based compensation expense related to such incentive units is recognized ratably over the service period. The service-based vesting period for these awards is four years, with the exception of the units granted to the Company’s Chief Executive Officer, which vests 100% on the grant date. These Class D Incentive Units have a participation threshold ranging from $0.01 to $0.71.

During the year ended December 31, 2021, the Company recognized $3,936 in stock-based compensation expense related to the incentive units granted during fiscal year 2021. During the year ended December 31, 2020, the Company recognized $15 in stock-based compensation expense related to the incentive units granted during fiscal year 2020.

As of December 31, 2021, the total unrecognized stock-based compensation expense related to the incentive units outstanding was $1,114, which is expected to be recognized over a weighted-average service period of three years.

The following table summarizes the components of the total stock-based compensation expense included in the statement of operations:

	Year ended December 31,
	2021	2020
Personnel expense	$3,920	$15
Sales and other expenses	16	—
	$3,936	$15

The Company did not recognize any tax benefits related to stock-based compensation expense during the year ended December 31, 2021 or December 31, 2020.